SCHEDULE I-FINANCIAL INFORMATION OF PARENT COMPANY- CONDENSED STATEMENTS of CASH FLOW (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash Flows from Operating Activities:
Net income (loss)	¥ (234,908)	$ (36,860)	¥ (2,258,895)	¥ (2,159,576)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share-based compensation expense	52,338	8,213	290,630	353,151
Impairment loss of equity securities without readily determinable fair value	23,193	3,639	282,076	154,898
Gain from disposal of equity securities without readily determinable fair value				(6,057)
Changes in operating assets and liabilities:
Other receivables	59,170	9,285	(55,605)	38,462
Prepaid expenses and other assets	37,214	5,840	570,392	56,586
Accrued expense and other liabilities	(322,953)	(50,680)	(807,117)	479,303
Net cash used in operating activities	(229,724)	(36,048)	(1,744,600)	(429,047)
Cash Flows from Investing Activities:
Loan to related parties	(41,750)	(6,551)		(50,884)
Proceeds from repayment of related parties				141,236
Net cash (used in) provided by investing activities	(321,521)	(50,453)	39,466	(707,611)
Cash Flows from Financing Activities:
Exercise of share options	433	68
Net cash provided by financing activities	199,630	31,326	12,896	471,978
Effect of exchange rate changes	(26,683)	(4,187)	212	5,043
Net increase (decrease) in cash, cash equivalent, and restricted cash	(378,298)	(59,362)	(1,692,026)	(659,637)
Cash, cash equivalent, and restricted cash at the beginning of the year	3,117,414	489,190	4,809,440	5,469,077
Cash, cash equivalent, and restricted cash at the end of the year	2,739,329	429,861	3,117,414	4,809,440	¥ 5,469,077
Parent Company | Reportable legal entities
Cash Flows from Operating Activities:
Net income (loss)	(234,908)	(36,860)	(2,258,895)	(2,159,576)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in earnings (loss) of subsidiaries and VIEs	150,814	23,664	1,855,047	1,777,756
Share-based compensation expense	52,338	8,213	290,630	353,151
Impairment loss of equity securities without readily determinable fair value			97,892	20,725
Gain from disposal of equity securities without readily determinable fair value				(6,057)
Changes in operating assets and liabilities:
Other receivables	(1,259)	(198)		(377)
Prepaid expenses and other assets	87	14	6,667	(8,020)
Accrued expense and other liabilities	282,124	44,271	5,901	(3,551)
Amounts due to subsidiaries and VIEs	(1)		(147)	9,659
Amounts due from subsidiaries and VIEs	(476,054)	(74,703)	45,654	131,387
Net cash used in operating activities	(226,859)	(35,599)	42,749	115,097
Cash Flows from Investing Activities:
Investment in subsidiaries			18,774	(69,149)
Loan to related parties			(97,514)
Proceeds from repayment of related parties				138,163
Disposal of long-term investments	33,130	5,199		8,289
Net cash (used in) provided by investing activities	33,130	5,199	(78,740)	77,303
Cash Flows from Financing Activities:
Exercise of share options	433	68
Net cash provided by financing activities	433	68		463,065
Effect of exchange rate changes	(15,828)	(2,484)	(1)	13,173
Net increase (decrease) in cash, cash equivalent, and restricted cash	(209,124)	(32,816)	(35,992)	668,638
Cash, cash equivalent, and restricted cash at the beginning of the year	778,097	122,100	814,089	145,451
Cash, cash equivalent, and restricted cash at the end of the year	¥ 568,973	$ 89,284	778,097	814,089	145,451
Dividends received from subsidiaries			¥ 0	¥ 0	¥ 0